Note 3 - Summary of Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Property and Equipment

Property and Equipment

The capital assets are being depreciated over their estimated useful lives using the straight-line method of depreciation for book purposes. Office equipment has a useful life of five years.